American Funds Retirement Income Portfolio Series
American Funds Retirement Income Portfolio —
Conservative
Investment portfolio
January 31, 2026
unaudited
Fund investments Growth-and-income funds 7%	Shares	Value (000)
American Mutual Fund, Class R-6	1,606,373	$97,635
Equity-income funds 33%
Capital Income Builder, Class R-6	3,169,600	251,539
The Income Fund of America, Class R-6	7,736,772	209,512
		461,051
Balanced funds 12%
American Balanced Fund, Class R-6	2,903,419	111,782
American Funds Global Balanced Fund, Class R-6	1,364,815	56,394
		168,176
Fixed income funds 48%
The Bond Fund of America, Class R-6	18,218,033	208,414
American Funds Strategic Bond Fund, Class R-6	14,777,253	138,759
American Funds Multi-Sector Income Fund, Class R-6	11,699,481	110,911
American Funds Inflation Linked Bond Fund, Class R-6	7,285,572	69,140
Intermediate Bond Fund of America, Class R-6	5,431,271	69,140
U.S. Government Securities Fund, Class R-6	5,709,338	69,140
		665,504
Total investment securities 100% (cost: $1,251,020,000)		1,392,366
Other assets less liabilities 0%		(324)
Net assets 100%		$1,392,042
American Funds Retirement Income Portfolio Series — Page 1 of 7

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 7%
American Mutual Fund, Class R-6	$93,344	$7,165	$943	$2	$(1,933)	$97,635	$567	$5,327
Equity-income funds 33%
Capital Income Builder, Class R-6	241,015	14,850	5,768	485	957	251,539	3,022	10,955
The Income Fund of America, Class R-6	200,981	15,793	5,919	91	(1,434)	209,512	3,817	11,625
						461,051
Balanced funds 12%
American Balanced Fund, Class R-6	107,630	8,577	2,523	355	(2,257)	111,782	1,313	5,817
American Funds Global Balanced Fund, Class R-6	54,317	2,490	13	— (b)	(400)	56,394	418	2,072
						168,176
Fixed income funds 48%
The Bond Fund of America, Class R-6	202,475	8,081	1,424	(8)	(710)	208,414	2,238	—
American Funds Strategic Bond Fund, Class R-6	134,663	4,979	748	(2)	(133)	138,759	1,415	—
American Funds Multi-Sector Income Fund, Class R-6	108,289	3,037	183	(1)	(231)	110,911	1,726	—
American Funds Inflation Linked Bond Fund, Class R-6	67,352	4,118	—	—	(2,330)	69,140	2,403	—
Intermediate Bond Fund of America, Class R-6	67,669	1,643	172	1	(1)	69,140	704	—
U.S. Government Securities Fund, Class R-6	67,440	1,925	—	—	(225)	69,140	717	—
						665,504
Total 100%				$923	$(8,697)	$1,392,366	$18,340	$35,796

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
American Funds Retirement Income Portfolio Series — Page 2 of 7

American Funds Retirement Income Portfolio —
Moderate
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth-and-income funds 12%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	1,568,806	$117,849
American Mutual Fund, Class R-6	1,394,492	84,757
		202,606
Equity-income funds 38%
The Income Fund of America, Class R-6	12,499,195	338,478
Capital Income Builder, Class R-6	3,848,175	305,391
		643,869
Balanced funds 20%
American Balanced Fund, Class R-6	6,584,671	253,510
American Funds Global Balanced Fund, Class R-6	2,042,387	84,391
		337,901
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	16,198,926	153,566
The Bond Fund of America, Class R-6	11,924,812	136,420
U.S. Government Securities Fund, Class R-6	9,854,430	119,337
American Funds Strategic Bond Fund, Class R-6	10,869,503	102,065
		511,388
Total investment securities 100% (cost: $1,455,387,000)		1,695,764
Other assets less liabilities 0%		(487)
Net assets 100%		$1,695,277
American Funds Retirement Income Portfolio Series — Page 3 of 7

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
Capital World Growth and Income Fund, Class R-6	$115,259	$11,947	$7,355	$626	$(2,628)	$117,849	$763	$9,537
American Mutual Fund, Class R-6	80,942	5,777	305	(4)	(1,653)	84,757	488	4,584
						202,606
Equity-income funds 38%
The Income Fund of America, Class R-6	323,915	26,379	9,704	165	(2,277)	338,478	6,158	18,755
Capital Income Builder, Class R-6	292,258	17,823	6,447	579	1,178	305,391	3,663	13,279
						643,869
Balanced funds 20%
American Balanced Fund, Class R-6	245,051	16,521	3,664	379	(4,777)	253,510	2,987	13,227
American Funds Global Balanced Fund, Class R-6	82,240	3,753	1,001	89	(690)	84,391	631	3,122
						337,901
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	146,882	7,729	724	(2)	(319)	153,566	2,349	—
The Bond Fund of America, Class R-6	130,103	7,124	344	— (b)	(463)	136,420	1,441	—
U.S. Government Securities Fund, Class R-6	113,753	5,972	5	— (b)	(383)	119,337	1,216	—
American Funds Strategic Bond Fund, Class R-6	97,323	4,915	79	— (b)	(94)	102,065	1,021	—
						511,388
Total 100%				$1,832	$(12,106)	$1,695,764	$20,717	$62,504

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
American Funds Retirement Income Portfolio Series — Page 4 of 7

American Funds Retirement Income Portfolio —
Enhanced
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6 (a)	2,258,843	$107,431
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	2,915,247	218,993
American Mutual Fund, Class R-6	1,780,718	108,232
		327,225
Equity-income funds 38%
The Income Fund of America, Class R-6	16,167,753	437,823
Capital Income Builder, Class R-6	4,966,449	394,137
		831,960
Balanced funds 25%
American Balanced Fund, Class R-6	11,279,030	434,243
American Funds Global Balanced Fund, Class R-6	2,632,340	108,768
		543,011
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	16,078,823	152,427
The Bond Fund of America, Class R-6	9,475,636	108,401
American High-Income Trust, Class R-6	10,916,499	108,292
		369,120
Total investment securities 100% (cost: $1,784,646,000)		2,178,747
Other assets less liabilities 0%		(377)
Net assets 100%		$2,178,370
American Funds Retirement Income Portfolio Series — Page 5 of 7

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6 (a)	$105,579	$6,567	$535	$(4)	$(4,176)	$107,431	$—	$4,599
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	209,544	19,838	6,715	352	(4,026)	218,993	1,382	17,275
American Mutual Fund, Class R-6	103,118	7,638	408	(16)	(2,100)	108,232	623	5,853
						327,225
Equity-income funds 38%
The Income Fund of America, Class R-6	414,736	32,742	6,947	(45)	(2,663)	437,823	7,877	23,990
Capital Income Builder, Class R-6	373,119	22,546	3,772	85	2,159	394,137	4,683	16,979
						831,960
Balanced funds 25%
American Balanced Fund, Class R-6	416,460	32,281	7,047	162	(7,613)	434,243	5,084	22,518
American Funds Global Balanced Fund, Class R-6	104,510	5,331	314	(6)	(753)	108,768	805	3,986
						543,011
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	145,760	9,523	2,536	(14)	(306)	152,427	2,344	—
The Bond Fund of America, Class R-6	103,795	5,974	1,001	(5)	(362)	108,401	1,156	—
American High-Income Trust, Class R-6	104,238	4,878	1,028	(2)	206	108,292	1,737	—
						369,120
Total 100%				$507	$(19,634)	$2,178,747	$25,691	$95,200

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 6 of 7

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of
January 31, 2026, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-825-0326
American Funds Retirement Income Portfolio Series — Page 7 of 7